Right-of-Use Assets - Disclosure of Amounts Recognised in Profit or Loss (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Right-of-use Assets
Interest of lease liabilities (Note 6b)	$ 713	$ 857